Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of costs recognized
The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2022	Registered	Supplemental	Other	Total
Current service cost	1	1	—	2
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	13	3	—	16
Interest on plan assets	(9)	—	—	(9)
Defined benefit expense	6	4	—	10
Defined contribution expense	11	—	—	11
Net expense	17	4	—	21

Year ended Dec. 31, 2021	Registered	Supplemental	Other	Total
Current service cost	3	2	1	6
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	12	2	—	14
Interest on plan assets	(8)	—	—	(8)
Curtailment and amendment gain	(7)	—	—	(7)
Defined benefit expense	1	4	1	6
Defined contribution expense	8	—	—	8
Net expense	9	4	1	14

Year ended Dec. 31, 2020	Registered	Supplemental	Other	Total
Current service cost	5	2	1	8
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	16	3	1	20
Interest on plan assets	(11)	(1)	—	(12)
Curtailment and amendment gain	(2)	—	—	(2)
Defined benefit expense	9	4	2	15
Defined contribution expense	9	—	—	9
Net expense	18	4	2	24
The expected employer contributions for 2023 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	1	6	2	9

Disclosure of defined benefit obligation
The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2022	Registered	Supplemental	Other	Total
Fair value of plan assets	274	15	—	289
Present value of defined benefit obligation	(345)	(85)	(17)	(447)
Funded status – plan deficit	(71)	(70)	(17)	(158)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(1)	(6)	(1)	(8)
Other long-term liabilities	(70)	(64)	(16)	(150)
Total amount recognized	(71)	(70)	(17)	(158)

Year ended Dec. 31, 2021	Registered	Supplemental	Other	Total
Fair value of plan assets	339	14	—	353
Present value of defined benefit obligation	(469)	(101)	(23)	(593)
Funded status – plan deficit	(130)	(87)	(23)	(240)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(4)	(6)	(2)	(12)
Other long-term liabilities	(126)	(81)	(21)	(228)
Total amount recognized	(130)	(87)	(23)	(240)
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2020	542	109	24	675
Current service cost	3	2	1	6
Interest cost	12	2	—	14
Benefits paid	(54)	(5)	(1)	(60)
Curtailment	(7)	—	—	(7)
Actuarial gain arising from financial assumptions	(26)	(7)	(1)	(34)
Actuarial gain arising from experience adjustments	(1)	—	—	(1)
Present value of defined benefit obligation as at Dec. 31, 2021	469	101	23	593
Current service cost	1	1	—	2
Interest cost	13	3	—	16
Benefits paid	(57)	(5)	1	(61)
Actuarial gain arising from financial assumptions	(83)	(22)	(5)	(110)
Actuarial loss (gain) arising from experience adjustments	1	7	(2)	6
Change in foreign exchange rates	1	—	—	1
Present value of defined benefit obligation as at Dec. 31, 2022	345	85	17	447

Disclosure of plan assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2020	367	14	—	381
Interest on plan assets	8	—	—	8
Net return (loss) on plan assets	14	(1)	—	13
Contributions	5	6	1	12
Benefits paid	(54)	(5)	(1)	(60)
Administration expenses	(1)	—	—	(1)
As at Dec. 31, 2021	339	14	—	353
Interest on plan assets	9	—	—	9
Net loss on plan assets	(55)	—	—	(55)
Contributions(1)	38	6	—	44
Benefits paid	(57)	(5)	—	(62)
Administration expenses	(1)	—	—	(1)
Change in foreign exchange rates	1	—	—	1
As at Dec. 31, 2022	274	15	—	289
(1)    The Company made a voluntary contribution of $35 million to further improve the funded status of the Sunhills Mining Ltd. Pension Plan for the Highvale mine. The contribution reduces the amount of the Company's future funding obligations, including amounts secured by the letters of credit.
The fair value of the Company’s defined benefit plan assets by major category is as follows:

As at Dec. 31, 2022	Level I	Level II	Level III	Total
Equity securities
Canadian	—	18	—	18
US	12	5	—	17
International	38	41	—	79
Private	—	—	1	1
Bonds
AAA	—	24	—	24
AA	—	38	—	38
A	—	26	—	26
BBB	1	18	—	19
Below BBB	—	6	—	6
Loans
A	—	1	—	1
BBB	—	1	—	1
Alternative funds(1)	—	—	39	39
Money market and cash and cash equivalents	—	20	—	20
Total	51	198	40	289
(1)    Alternative funds include investments in infrastructure and real estate funds.

As at Dec. 31, 2021	Level I	Level II	Level III	Total
Equity securities
Canadian	—	29	4	33
US	—	20	—	20
International	47	79	—	126
Private	—	—	1	1
Bonds
AAA	—	28	—	28
AA	—	54	—	54
A	—	36	—	36
BBB	1	24	—	25
Below BBB	—	10	—	10
Money market and cash and cash equivalents	—	20	—	20
Total	48	300	5	353

Disclosure of assumptions	Assumptions
The significant actuarial assumptions used in measuring the Company’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	2022			2021
As at Dec. 31 (per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	4.7	5.0	5.0	2.8	2.8	2.7
Rate of compensation increase	2.6	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	7.1	—	—	6.8
Dental-care cost escalation	—	—	4.2	—	—	4.0
Benefit cost for the year
Discount rate	2.8	2.8	2.7	2.4	2.3	2.3
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	6.8	—	—	7.1
Dental-care cost escalation	—	—	4.7	—	—	4.0
(1)    2022 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2032 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(2)    2022 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2031 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(3)    2021 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(4)    2021 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.

Disclosure of estimated increase in the net defined benefit obligation assuming certain changes in key assumptions
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2022	Registered	Supplemental	Other	Pension
1% decrease in the discount rate	31	10	2	2
1% increase in the salary scale	1	—	—	—
1% increase in the health-care cost trend rate	—	—	1	—
10% improvement in mortality rates	12	2	—	1